CONSOLIDATED CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Jan. 10, 2023	Dec. 31, 2022	Jan. 14, 2022
Common stock subject to possible redemption, shares outstanding					11,500,000
Common stock subject to possible redemption, redemption price per share	$ 10.83	$ 10.83
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000		50,000,000
Common stock, shares issued		3,251,000		3,251,000
Common stock, shares outstanding	3,251,000	3,251,000		3,251,000
Common stock subject to possible redemption
Common stock subject to possible redemption, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock subject to possible redemption, shares issued	246,472	305,410		11,500,000
Common stock subject to possible redemption, shares outstanding	246,472
Common stock subject to possible redemption, redemption price per share	$ 10.87	$ 10.83		$ 10.20
Common stock, shares outstanding		305,410		11,500,000
Common stock not subject to possible redemption
Common stock, shares issued	3,251,000	3,251,000
Common stock, shares outstanding	3,251,000	3,251,000